Loans and Leases - Schedule of Loans Charge-offs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 638	$ 146	$ 36
Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	71
2022	169
2021	103
2020	72
2019	83
2018 & Prior	40
Revolving	99
Revolving Converted to Term Loans	1
Total	638
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	328	126	18
Commercial | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	27
2022	83
2021	37
2020	12
2019	81
2018 & Prior	37
Revolving	50
Revolving Converted to Term Loans	1
Total	328
Commercial | Owner occupied commercial mortgage | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	0
2022	0
2021	0
2020	0
2019	0
2018 & Prior	0
Revolving	1
Revolving Converted to Term Loans	0
Total	1
Commercial | Non-owner occupied commercial mortgage | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	0
2022	0
2021	0
2020	0
2019	64
2018 & Prior	21
Revolving	0
Revolving Converted to Term Loans	0
Total	85
Commercial | Commercial and industrial | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	25
2022	73
2021	30
2020	9
2019	15
2018 & Prior	15
Revolving	49
Revolving Converted to Term Loans	1
Total	217
Commercial | Leases | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	2
2022	10
2021	7
2020	3
2019	2
2018 & Prior	1
Revolving	0
Revolving Converted to Term Loans	0
Total	25
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	28	20	18
Consumer | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	8
2022	2
2021	2
2020	1
2019	0
2018 & Prior	2
Revolving	13
Revolving Converted to Term Loans	0
Total	28
Consumer | Residential mortgage | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	0
2022	0
2021	0
2020	0
2019	0
2018 & Prior	2
Revolving	0
Revolving Converted to Term Loans	0
Total	2
Consumer | Consumer auto | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	1
2022	1
2021	1
2020	1
2019	0
2018 & Prior	0
Revolving	0
Revolving Converted to Term Loans	0
Total	4
Consumer | Consumer other | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	7
2022	1
2021	1
2020	0
2019	0
2018 & Prior	0
Revolving	13
Revolving Converted to Term Loans	0
Total	22
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	282	$ 0	$ 0
SVB | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	36
2022	84
2021	64
2020	59
2019	2
2018 & Prior	1
Revolving	36
Revolving Converted to Term Loans	0
Total	282
SVB | Investor dependent - early stage | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	2
2022	30
2021	29
2020	3
2019	0
2018 & Prior	0
Revolving	11
Revolving Converted to Term Loans	0
Total	75
SVB | Investor dependent - growth stage | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	22
2022	37
2021	25
2020	12
2019	0
2018 & Prior	0
Revolving	1
Revolving Converted to Term Loans	0
Total	97
SVB | Innovation C&I and cash flow dependent | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	6
2022	0
2021	0
2020	0
2019	0
2018 & Prior	0
Revolving	18
Revolving Converted to Term Loans	0
Total	24
SVB | CRE | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	0
2022	0
2021	0
2020	0
2019	2
2018 & Prior	0
Revolving	0
Revolving Converted to Term Loans	0
Total	2
SVB | Other | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	6
2022	17
2021	10
2020	44
2019	0
2018 & Prior	1
Revolving	6
Revolving Converted to Term Loans	0
Total	$ 84